FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025		Mar. 31, 2025	Dec. 31, 2024
Ordinary Shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities			[1]	$ 1	$ 2
Private Warrants to ordinary shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities					2
Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	1,553	1,568		$ 2,993	3,965
Level 3 [Member] | Ordinary Shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities			[1]
Level 3 [Member] | Private Warrants to ordinary shares [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities					2
Level 3 [Member] | Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Financial liabilities	$ 1,553	$ 1,568			$ 3,965

[1]	Represents an amount less than $1